                  THE AMERICAN FRANKLIN LIFE INSURANCE COMPANY
                             SEPARATE ACCOUNT VUL-2
                                DECEMBER 31, 1999
                                  ANNUAL REPORT

                         SEPARATE ACCOUNT VUL-2 FUNDING
      EQUIBUILDER II-TM- AND EQUIBUILDER III-TM- FLEXIBLE PREMIUM VARIABLE
                             LIFE INSURANCE POLICIES


                          PRINCIPAL OFFICE LOCATED AT:
                               #1 Franklin Square
                           Springfield, Illinois 62713


                      ANNUAL REPORT DATED DECEMBER 31, 1999

--------------------------------------------------------------------------------
                                DECEMBER 31, 1999
                                 ANNUAL REPORTS
                        VARIABLE INSURANCE PRODUCTS FUND
                       VARIABLE INSURANCE PRODUCTS FUND II


                          PRINCIPAL OFFICE LOCATED AT:
                              82 Devonshire Street
                           Boston, Massachusetts 02109


                          MFS VARIABLE INSURANCE TRUST

                          PRINCIPAL OFFICE LOCATED AT:
                               500 Boylston Street
                           Boston, Massachusetts 02116

                     ANNUAL REPORTS DATED DECEMBER 31, 1999

--------------------------------------------------------------------------------
The Annual Report of Separate Account VUL-2 is prepared and provided by The American Franklin Life Insurance Company. The Annual Report of the Variable Insurance Products Fund and the Variable Insurance Products Fund II is prepared by Fidelity Investments. The Annual Report of MFS Variable Insurance Trust is prepared by MFS Investment Management.
--------------------------------------------------------------------------------

This Annual Report is not to be construed as an offering for sale of any American Franklin Life policy. No offering is made except in conjunction with a prospectus which must precede or accompany this report.

THE AMERICAN FRANKLIN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VUL-2
STATEMENT OF NET ASSETS
DECEMBER 31, 1999

                                                                         VARIABLE INSURANCE PRODUCTS FUND
                                       --------------------------------------------------------------------------------------------
                                             VIP                VIP                                                       VIP
                                            MONEY             EQUITY-               VIP                VIP               HIGH
                                           MARKET              INCOME              GROWTH           OVERSEAS            INCOME
                                          DIVISION            DIVISION            DIVISION          DIVISION           DIVISION
                                       --------------------------------------------------------------------------------------------
Investments in Funds at fair value
   (cost: see below)                   $   6,559,005      $   59,819,562      $  121,001,658     $   16,494,507     $   3,349,133

Due from (to) general account                 31,628             (12,482)            (16,477)            (2,435)             (249)
                                       --------------------------------------------------------------------------------------------

NET ASSETS                             $   6,590,633      $   59,807,080      $  120,985,181     $   16,492,072     $   3,348,884
                                       --------------------------------------------------------------------------------------------
                                       --------------------------------------------------------------------------------------------

Unit value                             $      138.06      $       343.25      $       505.18     $       262.93     $      168.64
                                       --------------------------------------------------------------------------------------------
                                       --------------------------------------------------------------------------------------------

Units outstanding                             47,739             174,240             239,489             62,723            19,858
                                       --------------------------------------------------------------------------------------------
                                       --------------------------------------------------------------------------------------------

Cost of investments                    $   6,627,834      $   49,721,666      $   73,142,197     $   11,320,468     $   3,588,804
                                       --------------------------------------------------------------------------------------------
                                       --------------------------------------------------------------------------------------------


SEE NOTES TO FINANCIAL STATEMENTS

THE AMERICAN FRANKLIN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VUL-2
STATEMENT OF NET ASSETS (CONTINUED)
DECEMBER 31, 1999

                                                                      VARIABLE INSURANCE PRODUCTS FUND II
                                      ---------------------------------------------------------------------------------------------
                                            VIPII                                                     VIPII
                                         INVESTMENT            VIPII              VIPII               ASSET               VIPII
                                            GRADE              ASSET              INDEX              MANAGER:            CONTRA-
                                            BOND              MANAGER              500                GROWTH              FUND
                                          DIVISION           DIVISION            DIVISION            DIVISION           DIVISION
                                      ---------------------------------------------------------------------------------------------
Investments in Funds at fair value
    (cost: see below)                 $    2,209,359      $  34,883,206       $  50,894,695       $  11,383,629      $  39,680,007

Due from (to) general account                   (191)           (16,071)             (2,574)               (712)           (12,526)
                                      ---------------------------------------------------------------------------------------------

NET ASSETS                            $    2,209,168      $  34,867,135       $  50,892,121      $   11,382,917      $  39,667,481
                                      ---------------------------------------------------------------------------------------------
                                      ---------------------------------------------------------------------------------------------

Unit value                            $       155.31      $      254.54       $      347.55      $       223.33      $      276.97
                                      ---------------------------------------------------------------------------------------------
                                      ---------------------------------------------------------------------------------------------

Units outstanding                             14,225            136,980             146,433              50,968            143,217
                                      ---------------------------------------------------------------------------------------------
                                      ---------------------------------------------------------------------------------------------

Cost of investments                   $    2,209,269      $  29,354,502       $  35,721,607      $    9,605,478      $  28,029,156
                                      ---------------------------------------------------------------------------------------------
                                      ---------------------------------------------------------------------------------------------


SEE NOTES TO FINANCIAL STATEMENTS

THE AMERICAN FRANKLIN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VUL-2
STATEMENT OF NET ASSETS (CONTINUED)
DECEMBER 31, 1999

                                                                           MFS VARIABLE INSURANCE TRUST
                                         -----------------------------------------------------------------------------------------
                                                                            MFS
                                               MFS                        GROWTH          MFS                             MFS
                                             EMERGING        MFS           WITH          TOTAL           MFS            CAPITAL
                                              GROWTH       RESEARCH       INCOME         RETURN       UTILITIES      OPPORTUNITIES
                                             DIVISION      DIVISION      DIVISION       DIVISION       DIVISION        DIVISION*
                                         -----------------------------------------------------------------------------------------
Investments in Funds at fair value
    (cost:  see below)                   $    7,741,120   $ 3,834,599   $ 2,420,689    $ 1,637,035   $  1,954,538   $  2,779,954

Due from (to) general account                       156            77          (847)            31             38             55
                                         -----------------------------------------------------------------------------------------

NET ASSETS                               $    7,741,276   $ 3,834,676   $ 2,419,842    $ 1,637,066   $  1,954,576   $  2,780,009
                                         -----------------------------------------------------------------------------------------
                                         -----------------------------------------------------------------------------------------

Unit value                               $       189.94   $    127.16   $    112.63    $    105.23   $     137.83   $     151.78
                                         -----------------------------------------------------------------------------------------
                                         -----------------------------------------------------------------------------------------

Units outstanding                                40,756        30,156        21,484         15,557         14,181         18,316
                                         -----------------------------------------------------------------------------------------
                                         -----------------------------------------------------------------------------------------

Cost of investments                      $    4,926,290   $ 3,138,332   $ 2,309,782    $ 1,640,127   $  1,621,431   $  2,119,058
                                         -----------------------------------------------------------------------------------------
                                         -----------------------------------------------------------------------------------------


SEE NOTES TO FINANCIAL STATEMENTS

*Formerly known as MFS Value Division

THE AMERICAN FRANKLIN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VUL-2
STATEMENT OF OPERATIONS
YEAR ENDED DECEMBER 31, 1999
(UNAUDITED)

                                                                         VARIABLE INSURANCE PRODUCTS FUND
                                                 --------------------------------------------------------------------------
                                                      VIP            VIP                                          VIP
                                                     MONEY         EQUITY-          VIP             VIP           HIGH
                                                    MARKET         INCOME          GROWTH         OVERSEAS       INCOME
                                                   DIVISION       DIVISION        DIVISION        DIVISION      DIVISION
                                                 --------------------------------------------------------------------------
NET INVESTMENT INCOME (EXPENSE)

Income
      Dividends                                  $   251,436    $  2,619,662    $  9,446,395    $    458,701   $   292,551

Expenses
      Mortality and expense risk charge               35,007         441,309         723,574          96,002        22,997
                                                 --------------------------------------------------------------------------
Net investment income (expense)                      216,429       2,178,353       8,722,821         362,699       269,554

NET REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS
      Net realized gain (loss)                        23,858       1,051,810         933,427         155,042       (19,693)
      Net unrealized appreciation
          (depreciation)
           Beginning of year                         (83,735)     11,152,579      27,077,236       1,229,297      (206,194)
           End of year                               (68,829)     10,097,896      47,859,461       5,174,039      (239,671)
                                                 --------------------------------------------------------------------------

      Net change in unrealized appreciation
           (depreciation) during the year             14,906      (1,054,683)     20,782,225       3,944,742       (33,477)
                                                 --------------------------------------------------------------------------
Net realized and unrealized gain (loss)
   on investments                                     38,764          (2,873)     21,715,652       4,099,784       (53,170)
                                                 --------------------------------------------------------------------------

Net increase (decrease) in net assets
   from operations                               $   255,193    $  2,175,480    $ 30,438,473    $  4,462,483   $   216,384
                                                 --------------------------------------------------------------------------
                                                 --------------------------------------------------------------------------


SEE NOTES TO FINANCIAL STATEMENTS

THE AMERICAN FRANKLIN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VUL-2
STATEMENT OF OPERATIONS (CONTINUED)
YEAR ENDED DECEMBER 31, 1999

                                                                          VARIABLE INSURANCE PRODUCTS FUND II
                                               -----------------------------------------------------------------------------
                                                     VIPII                                          VIPII
                                                   INVESTMENT        VIPII         VIPII            ASSET          VIPII
                                                     GRADE           ASSET         INDEX          MANAGER:        CONTRA-
                                                      BOND          MANAGER         500            GROWTH          FUND
                                                    DIVISION        DIVISION      DIVISION        DIVISION       DIVISION
                                               -----------------------------------------------------------------------------
NET INVESTMENT INCOME (EXPENSE)

Income
     Dividends                                 $    121,797     $   2,378,276   $   563,394    $   514,333   $  1,062,837

Expenses
     Mortality and expense risk charge               17,031           244,708       306,261         70,371        233,365
                                               -----------------------------------------------------------------------------
Net investment income (expense)                     104,766         2,133,568       257,133        443,962        829,472

NET REALIZED AND UNREALIZED GAIN
    (LOSS) ON INVESTMENTS
    Net realized gain (loss)                         21,389           318,639       203,229         62,797        112,244
    Net unrealized appreciation
       (depreciation)
       Beginning of year                            156,188         4,943,879     8,790,937      1,046,388      6,359,992
       End of year                                       90         5,528,704    15,173,088      1,778,151     11,650,851
                                               -----------------------------------------------------------------------------

    Net change in unrealized appreciation
      (depreciation) during the year               (156,098)          584,825     6,382,151        731,763      5,290,859
                                               -----------------------------------------------------------------------------
Net realized and unrealized gain (loss)
   on investments                                  (134,709)          903,464     6,585,380        794,560      5,403,103
                                               -----------------------------------------------------------------------------

Net increase (decrease) in net assets
   from operations                             $    (29,943)    $   3,037,032   $ 6,842,513    $ 1,238,522   $  6,232,575
                                               -----------------------------------------------------------------------------
                                               -----------------------------------------------------------------------------


SEE NOTES TO FINANCIAL STATEMENTS

THE AMERICAN FRANKLIN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VUL-2
STATEMENT OF OPERATIONS (CONTINUED)
YEAR ENDED DECEMBER 31, 1999

                                                                        MFS VARIABLE INSURANCE TRUST
                                         ------------------------------------------------------------------------------------------
                                                                            MFS
                                              MFS                          GROWTH          MFS                             MFS
                                           EMERGINGG         MFS            WITH          TOTAL            MFS           CAPITAL
                                             GROWTH        RESEARCH        INCOME         RETURN        UTILITIES     OPPORTUNITIES
                                            DIVISION       DIVISION       DIVISION       DIVISION        DIVISION       DIVISION*
                                         ------------------------------------------------------------------------------------------
NET INVESTMENT INCOME (EXPENSE)

Income
   Dividends                             $         -    $    24,760   $     8,195      $    54,551    $    65,732   $     4,873

Expenses
   Mortality and expense risk
        charge                                26,189         18,154        11,286            9,198          8,587        10,320
                                         ------------------------------------------------------------------------------------------
Net investment income (expense)              (26,189)         6,606        (3,091)          45,353         57,145        (5,447)

NET REALIZED AND UNREALIZED GAIN
  (LOSS) ON INVESTMENTS
    Net realized gain (loss)                  13,741          5,925        44,499            1,213          3,525        11,567
    Net unrealized appreciation
      (depreciation)
      Beginning of year                      252,419        140,093        57,569           32,868         30,425        54,315
      End of year                          2,814,830        696,267       110,907           (3,092)       333,107       660,896
                                         ------------------------------------------------------------------------------------------
    Net change in unrealized
      appreciation (depreciation)
      during the year                      2,562,411        556,174        53,338          (35,960)       302,682       606,581
                                         ------------------------------------------------------------------------------------------
Net realized and unrealized gain
      (loss) on investments                2,576,152        562,099        97,837          (34,747)       306,207       618,148

                                         ------------------------------------------------------------------------------------------

Net increase (decrease) in net
      assets from operations             $ 2,549,963    $   568,705   $    94,746      $    10,606    $   363,352   $   612,701
                                         ------------------------------------------------------------------------------------------
                                         ------------------------------------------------------------------------------------------


SEE NOTES TO FINANCIAL STATEMENTS

*Formerly known as MFS Value Division

THE AMERICAN FRANKLIN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VUL-2
STATEMENT OF CHANGES IN NET ASSETS

                                                                           VARIABLE INSURANCE PRODUCTS FUND
                                               -------------------------------------------------------------------------------------
                                                      VIP             VIP                                                  VIP
                                                     MONEY          EQUITY-             VIP               VIP              HIGH
                                                     MARKET          INCOME            GROWTH           OVERSEAS          INCOME
                                                    DIVISION        DIVISION          DIVISION          DIVISION         DIVISION
                                               -----------------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 1999
CHANGE IN NET ASSETS
FROM OPERATIONS:
        Net investment income (expense)        $       216,429    $  2,178,353    $   8,722,821    $       362,699  $    269,554

        Net realized gain (loss) on                     23,858       1,051,810          933,427            155,042       (19,693)
        investments
        Net change in unrealized appreciation
            (depreciation) on investments               14,906      (1,054,683)      20,782,225          3,944,742       (33,477)
                                               -----------------------------------------------------------------------------------
Net increase (decrease) in net assets from
    operations                                         255,193       2,175,480       30,438,473          4,462,483       216,384
FROM POLICY RELATED TRANSACTIONS:
        Net contract purchase payments              20,390,047      14,189,126       18,487,950          2,756,248     1,051,554
        Withdrawals                                 (1,477,209)    (10,184,231)     (13,945,360)        (1,998,575)     (667,582)
        Transfers between Separate Account
           VUL-2 divisions, net                    (17,079,666)       (538,991)       4,144,426            (39,699)     (132,311)
                                               -----------------------------------------------------------------------------------
Net increase (decrease) in net assets from
    policy related transactions                      1,833,172       3,465,904        8,687,016            717,974       251,661
                                               -----------------------------------------------------------------------------------

Net increase (decrease) in net assets                2,088,365       5,641,384       39,125,489          5,180,457       468,045
Net assets, beginning of year                        4,502,268      54,165,696       81,859,692         11,311,615     2,880,839
                                               -----------------------------------------------------------------------------------

Net assets, end of year                        $     6,590,633    $ 59,807,080    $ 120,985,181    $    16,492,072  $  3,348,884

                                               -----------------------------------------------------------------------------------
                                               -----------------------------------------------------------------------------------

YEAR ENDED DECEMBER 31, 1998
CHANGE IN NET ASSETS
FROM OPERATIONS:
        Net investment income (expense)        $       116,801    $  2,283,893    $   6,967,299    $       656,944  $    263,936

        Net realized gain (loss) on                          -         405,037          876,982            150,702        27,178
        investments
        Net change in unrealized appreciation
            (depreciation) on investments              (69,175)      3,053,827       15,122,901            300,563      (449,814)
                                               -----------------------------------------------------------------------------------
Net increase (decrease) in net assets
    from operations                                     47,626       5,742,757       22,967,182          1,108,209      (158,700)
FROM POLICY RELATED TRANSACTIONS:
        Net contract purchase payments              18,043,987      14,163,958       16,320,192          3,010,083     1,104,184
        Withdrawals                                 (1,147,285)     (8,392,173)     (11,303,864)        (1,817,197)     (606,904)

        Transfers between Separate Account
           VUL-2 divisions, net                    (15,552,224)      2,808,460        2,158,143           (203,758)      127,361
                                               -----------------------------------------------------------------------------------
Net increase (decrease) in net assets from
    policy related transactions                      1,344,478       8,580,245        7,174,471            989,128       624,641
                                               -----------------------------------------------------------------------------------

Net increase (decrease) in net assets                1,392,104      14,323,002       30,141,653          2,097,337       465,941
Net assets, beginning of year                        3,110,164      39,842,694       51,718,039          9,214,278     2,414,898
                                               -----------------------------------------------------------------------------------

Net assets, end of year                        $     4,502,268    $ 54,165,696    $  81,859,692     $   11,311,615  $  2,880,839
                                               -----------------------------------------------------------------------------------
                                               -----------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

THE AMERICAN FRANKLIN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VUL-2
STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)

                                                                           VARIABLE INSURANCE PRODUCTS FUND II
                                                ---------------------------------------------------------------------------------
                                                   VIPII                                                VIPII
                                                 INVESTMENT         VIPII             VIPII             ASSET             VIPII
                                                 GRADE BOND         ASSET             INDEX            MANAGER:          CONTRA-
                                                    BOND           MANAGER             500              GROWTH             FUND
                                                  DIVISION         DIVISION          DIVISION          DIVISION          DIVISION
                                                ---------------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 1999
CHANGE IN NET ASSETS
FROM OPERATIONS:
        Net investment income (expense)         $   104,766   $     2,133,568  $        257,133  $    443,962    $      829,472
        Net realized gain (loss) on investments      21,389           318,639           203,229        62,797           112,244
        Net change in unrealized appreciation
            (depreciation) on investments          (156,098)          584,825         6,382,151       731,763         5,290,859
                                                ---------------------------------------------------------------------------------
Net increase (decrease) in net assets from
   operations                                       (29,943)        3,037,032         6,842,513     1,238,522         6,232,575
FROM POLICY RELATED TRANSACTIONS:
        Net contract purchase payments              508,217         5,410,700        13,605,268     3,660,580        10,574,487
        Withdrawals                                (465,806)       (5,012,240)       (7,102,948)   (1,847,689)       (5,566,604)
        Transfers between Separate Account
           VUL-2 divisions, net                    (119,367)         (259,252)        4,316,026       501,769         3,050,952
                                                ---------------------------------------------------------------------------------
Net increase (decrease) in net assets from
   policy related transactions                      (76,956)          139,208        10,818,346     2,314,660         8,058,835
                                                ---------------------------------------------------------------------------------

Net increase (decrease) in net assets              (106,899)        3,176,240        17,660,859     3,553,182        14,291,410
Net assets, beginning of year                     2,316,067        31,690,895        33,231,262     7,829,735        25,376,071
                                                ---------------------------------------------------------------------------------

Net assets, end of year                         $ 2,209,168   $    34,867,135  $     50,892,121  $ 11,382,917    $   39,667,481
                                                ---------------------------------------------------------------------------------
                                                ---------------------------------------------------------------------------------

YEAR ENDED DECEMBER 31, 1998
CHANGE IN NET ASSETS
FROM OPERATIONS:
        Net investment income (expense)         $    89,815   $     3,196,688  $        541,824  $    479,016   $       687,308

        Net realized gain (loss) on investments      46,148           203,507           397,039        10,497           165,251

        Net change in unrealized appreciation
            (depreciation) on investments            21,980           839,972         5,788,405       537,579         4,469,638
                                                ---------------------------------------------------------------------------------
Net increase (decrease) in net assets from
   operations                                       157,943         4,240,167         6,727,268     1,027,092         5,322,197
FROM POLICY RELATED TRANSACTIONS:
        Net contract purchase payments              485,792         5,773,958        10,353,647     3,131,484         8,348,551
        Withdrawals                                (439,642)       (4,714,381)       (5,713,776)   (1,426,100)       (3,884,561)
        Transfers between Separate Account
           VUL-2  divisions, net                    101,464           (90,460)        4,513,723     1,021,698         2,413,432
                                                ---------------------------------------------------------------------------------
Net increase (decrease) in net assets from
   policy related transactions                      147,614           969,117         9,153,594     2,727,082         6,877,422
                                                ---------------------------------------------------------------------------------

Net increase (decrease) in net assets               305,557         5,209,284        15,880,862     3,754,174        12,199,619
Net assets, beginning of year                     2,010,510        26,481,611        17,350,400     4,075,561        13,176,452
                                                ---------------------------------------------------------------------------------

Net assets, end of year                         $ 2,316,067   $    31,690,895  $     33,231,262  $  7,829,735    $   25,376,071
                                                ---------------------------------------------------------------------------------
                                                ---------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

THE AMERICAN FRANKLIN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VUL-2
STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)

                                                                           MFS VARIABLE INSURANCE TRUST
                                              ------------------------------------------------------------------------------------
                                                                               MFS
                                                  MFS                         GROWTH          MFS                         MFS
                                                EMERGING         MFS           WITH          TOTAL        MFS           CAPITAL
                                                 GROWTH        RESEARCH       INCOME        RETURN     UTILITIES     OPPORTUNITIES
                                                DIVISION       DIVISION      DIVISION      DIVISION    DIVISION        DIVISION*
                                              ------------------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 1999
CHANGE IN NET ASSETS
FROM OPERATIONS:
     Net investment income (expense)          $   (26,189)  $     6,606   $    (3,091)  $    45,353   $    57,145   $    (5,447)
     Net realized gain (loss) on investments       13,741         5,925        44,499         1,213         3,525        11,567
     Net change in unrealized appreciation
         (depreciation) on investments          2,562,411       556,174        53,338       (35,960)      302,682       606,581
                                              ------------------------------------------------------------------------------------
Net increase (decrease) in net assets from
    operations                                  2,549,963       568,705        94,746        10,606       363,352       612,701
FROM POLICY RELATED TRANSACTIONS:
     Net contract purchase payments             2,439,724     1,628,413     1,086,393       625,687       938,854       899,529
     Withdrawals                                 (837,970)     (638,998)     (399,640)     (222,380)     (340,639)     (279,352)
     Transfers between Separate Account
        VUL-2 divisions, net                    2,083,854       991,809     1,019,100       631,756       538,146       921,222
                                              ------------------------------------------------------------------------------------
Net increase (decrease) in net assets from
   policy related transactions                  3,685,608     1,981,224     1,705,853     1,035,063     1,136,361     1,541,399
                                              ------------------------------------------------------------------------------------

Net increase (decrease) in net assets           6,235,571     2,549,929     1,800,599     1,045,669     1,499,713     2,154,100
Net assets, beginning of year                   1,505,705     1,284,747       619,243       591,397       454,863       625,909
                                              ------------------------------------------------------------------------------------

Net assets, end of year                       $ 7,741,276   $ 3,834,676   $ 2,419,842   $ 1,637,066   $ 1,954,576   $ 2,780,009
                                              ------------------------------------------------------------------------------------
                                              ------------------------------------------------------------------------------------

PERIOD FROM MAY 1, 1998 (DATE OF
INCEPTION) TO DECEMBER 31, 1998
CHANGE IN NET ASSETS
FROM OPERATIONS:
     Net investment income (expense)          $    (2,485)  $    (2,082)  $      (688)  $    (1,042)  $    (1,577)  $    (1,230)
     Net realized gain (loss) on investments         (880)       (1,176)          140          (502)          (10)       13,534
     Net change in unrealized appreciation
         (depreciation) on investments            252,419       140,093        57,569        32,868        30,425        54,315
                                              ------------------------------------------------------------------------------------
Net increase (decrease)  in net assets
   from operations                                249,054       136,835        57,021        31,324        28,838        66,619
FROM POLICY RELATED TRANSACTIONS:
     Net contract purchase payments               616,401       526,652       233,241       218,045       253,967       275,910
     Withdrawals                                 (105,620)      (78,873)       (9,664)      (33,304)      (37,203)      (38,438)
     Transfers between Separate Account
        VUL-2 divisions, net                      745,870       700,133       338,645       375,332       209,261       321,818
                                              ------------------------------------------------------------------------------------
Net increase (decrease) in net assets from
   policy related transactions                  1,256,651     1,147,912       562,222       560,073       426,025       559,290
                                              ------------------------------------------------------------------------------------

Net increase (decrease) in net assets           1,505,705     1,284,747       619,243       591,397       454,863       625,909
Net assets, beginning of period                         -             -             -             -             -             -
                                              ------------------------------------------------------------------------------------

Net assets, end of period                     $ 1,505,705   $ 1,284,747   $   619,243   $   591,397   $   454,863   $   625,909
                                              ------------------------------------------------------------------------------------
                                              ------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

*Formerly known as MFS Value Division

THE AMERICAN FRANKLIN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VUL-2
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 1999


1.   NATURE OF OPERATIONS

     The American Franklin Life Insurance Company (American Franklin) is a wholly-owned subsidiary of The Franklin Life Insurance Company. American Franklin established Separate Account VUL-2 (Account) as a unit investment trust registered under the Investment Company Act of 1940. The Account, which consists of sixteen investment divisions at December 31, 1999 was established in April 1991 in conformity with Illinois Insurance Law. The assets in each division are invested in units of beneficial interest (shares) of a designated portfolio (Portfolio) of three mutual funds:
     Variable Insurance Products Fund (VIP) and Variable Insurance Products Fund II (VIPII), sponsored by Fidelity Investments, and beginning May 1, 1998, the MFS Variable Insurance Trust (MFS), sponsored by MFS Investment Management (collectively, the Funds). The VIP Money Market, VIP Equity-Income, VIP Growth, VIP Overseas, and VIP High Income Divisions of the Account are invested in shares of a corresponding Portfolio of VIP; the VIPII Investment Grade Bond, VIPII Asset Manager, VIPII Index 500, VIPII Asset Manager: Growth and VIPII Contrafund Divisions of the Account are invested in shares of a corresponding Portfolio of VIPII; and the MFS Emerging Growth, MFS Research, MFS Growth With Income, MFS Total Return, MFS Utilities, and MFS Capital Opportunities (formerly MFS Value) Divisions of the Account are invested in shares of a corresponding Portfolio of MFS. The Account's financial statements should be read in conjunction with the financial statements of the Funds. The Account commenced operations on September 30, 1991. The initial unit value for each investment division was set at $100.

     The Account was established by American Franklin to support the operations of American Franklin's EquiBuilder II-TM- Flexible Premium Variable Life Insurance Policies (EquiBuilder II Policies). American Franklin no longer offers new EquiBuilder II Policies. The Account also supports the operations of American Franklin's EquiBuilder III-TM- Flexible Premium Variable Life Insurance Policies (EquiBuilder III Policies) (the EquiBuilder II Policies and the EquiBuilder III Policies are referred to collectively as the Policies).

     Franklin Financial Services Corporation, a wholly-owned subsidiary of The Franklin Life Insurance Company, acts as the principal underwriter, as defined in the Investment Company Act of 1940, of the Policies. The assets of the Account are the property of American Franklin. The portion of the Account's assets applicable to the Policies is not chargeable with liabilities arising out of any other American Franklin business.

     The net assets of the Account may not be less than the reserves applicable to the Policies. Assets may also be set aside in American Franklin's General Account based on the amounts allocated under the Policies to American Franklin's Guaranteed Interest Division and for policy loans. Additional assets are set aside in American Franklin's General Account to provide for (i) the unearned portion of the monthly charges for mortality and expense risk charges made under the Policies and (ii) other policy benefits.

2.   SIGNIFICANT ACCOUNTING POLICIES

     Investments in shares of the Funds are carried at fair value using the net asset values of the respective Portfolios of the Funds. Investment transactions are recorded on the trade date. Dividends are recorded as received. Realized gains and losses on sales of the Account's shares are determined on the specific identification method.

THE AMERICAN FRANKLIN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VUL-2
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 1999


     The operations of the Account are included in the federal income tax return of American Franklin. Under the provisions of the Policies, American Franklin has the right to charge the Account for federal income tax attributable to the Account. No charge is currently being made against the Account for such tax since, under current tax law, American Franklin pays no tax on investment income and capital gains reflected in variable life insurance policy reserves. However, American Franklin retains the right to charge for any federal income tax incurred which is attributable to the Account if the law is changed. Charges for state and local taxes, if any, attributable to the Account may also be made.

3.   POLICY CHARGES

     Certain jurisdictions require deductions from premium payments for taxes. The amount of such deductions varies and may be up to 5% of the premium. With respect to the EquiBuilder III Policies, American Franklin makes a sales expense deduction equal to 5% of each premium paid during any policy year up to a "target" premium, which is based on the annual premium for a fixed whole life insurance policy on the life of the insured person (no sales expense deduction is made for premiums in excess of the target premium paid during that policy year). The balance remaining after any such deduction, the net premium, is placed by American Franklin in a Policy Account established for each policyowner. Each month American Franklin charges each Policy Account for: administrative expenses (currently $6 per month plus an additional charge of $24 per month for each of the first 12 months a policy is in effect); and cost of insurance, which is based on the insured person's age, sex, risk class, amount of insurance, and additional benefits, if any. In addition, American Franklin charges for the following: a partial withdrawal of net cash surrender value (currently $25 or 2% of the amount withdrawn, whichever is less); an increase in the face amount of insurance (currently a $1.50 administrative charge for each $1,000 increase up to a maximum charge of $300); and a transfer between investment divisions in any policy year in which four transfers have already been made (up to $25 for each additional transfer in a given policy year). Charges may also be made for providing more than one illustration of policy benefits to a given policyholder. American Franklin assumes mortality and expense risks related to the operations of the Account and deducts a charge from the assets of the Account at an effective annual rate of .75% of the Account's net assets to cover these risks. The total charges paid by the Account to American Franklin were $32,856,400 and $26,329,000 for the years ended December 31, 1999 and 1998, respectively.

     During the first ten years a Policy is in effect, a surrender charge may be deducted from a Policy Account by American Franklin if the Policy is surrendered for its net cash surrender value, the face amount of the Policy is reduced or the Policy is permitted to lapse. The maximum total surrender charge applicable to a particular Policy is specified in the Policy and is equal to 50% of one "target" premium. This maximum will not vary based on the amount of premiums paid or when they are paid. At the end of the sixth policy year and at the end of each of the four succeeding policy years, the maximum surrender charge is reduced by an amount equal to 20% of the initial maximum surrender charge until, after the end of the tenth policy year, there is no surrender charge. Subject to the maximum surrender charge, the surrender charge with respect to the EquiBuilder II Policies will equal 30% of actual premiums paid during the first policy year up to one "target" premium, plus 9% of all other premiums actually paid during the first ten policy years, and the surrender charge with respect to the EquiBuilder III Policies will equal 25% of actual premiums paid during the first policy year up to one "target" premium, plus 9% of all other premiums actually paid during the first ten policy years.

THE AMERICAN FRANKLIN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VUL-2
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 1999


4.   SUMMARY OF UNIT VALUES AND CHANGES IN OUTSTANDING UNITS

     Unit value information and a summary of changes in outstanding units is shown below:

YEAR ENDED DECEMBER 31, 1999
                                                                          VARIABLE INSURANCE PRODUCTS FUND
                                                      --------------------------------------------------------------------------
                                                            VIP           VIP                                         VIP
                                                           MONEY        EQUITY-         VIP           VIP            HIGH
                                                          MARKET         INCOME       GROWTH        OVERSEAS        INCOME
                                                         DIVISION       DIVISION     DIVISION       DIVISION       DIVISION
                                                      --------------------------------------------------------------------------
Unit value, beginning of year                             $132.28       $329.63       $373.90       $191.40         $156.98
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
Unit value, end of year                                   $138.06       $343.25       $505.18       $262.93         $168.64
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------

Number of units outstanding,
   beginning of year                                       34,035       164,324       218,934        59,098          18,351

Net contract purchase payments                            150,533        40,893        43,852        13,165           6,309

Withdrawals                                               (10,614)      (29,345)      (33,027)       (9,110)         (3,997)

Transfers between Separate Account
   VUL-2 divisions, net                                  (126,215)       (1,632)        9,730          (430)           (805)
                                                      --------------------------------------------------------------------------
Number of units outstanding,
   end of year                                             47,739       174,240       239,489        62,723          19,858
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------

                                                                         VARIABLE INSURANCE PRODUCTS FUND II
                                                      --------------------------------------------------------------------------
                                                           VIPII                                     VIPII
                                                        INVESTMENT       VIPII         VIPII         ASSET           VIPII
                                                           GRADE         ASSET         INDEX        MANAGER:        CONTRA-
                                                           BOND         MANAGER         500          GROWTH          FUND
                                                         DIVISION       DIVISION     DIVISION       DIVISION       DIVISION
                                                      --------------------------------------------------------------------------
Unit value, beginning of year                             $157.66       $232.11       $295.61       $196.85         $229.00
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------

Unit value, end of year                                   $155.31       $254.54       $347.55       $223.33         $276.97
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------

Number of units outstanding,
   beginning of year                                       14,690       136,532       112,414        39,775         110,811

Net contract purchase payments                              3,247        22,571        42,965        17,744          42,651

Withdrawals                                                (2,950)      (20,963)      (22,550)       (8,962)        (22,419)

Transfers between Separate Account
   VUL-2 divisions, net                                      (762)       (1,160)       13,604         2,411          12,174
                                                      --------------------------------------------------------------------------
Number of units outstanding,
   end of year                                             14,225       136,980       146,433        50,968         143,217
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------

THE AMERICAN FRANKLIN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VUL-2
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 1999


4.   SUMMARY OF UNIT VALUES AND CHANGES IN OUTSTANDING UNITS (continued)

     Unit value information and a summary of changes in outstanding units is shown below:

YEAR ENDED DECEMBER 31, 1999
                                                                           MFS VARIABLE INSURANCE TRUST
                                            --------------------------------------------------------------------------------------
                                                MFS                         MFS             MFS                           MFS
                                              EMERGING        MFS       GROWTH WITH        TOTAL          MFS           CAPITAL
                                               GROWTH       RESEARCH       INCOME         RETURN       UTILITIES     OPPORTUNITIES
                                              DIVISION      DIVISION      DIVISION       DIVISION      DIVISION        DIVISION*
                                            --------------------------------------------------------------------------------------
Unit value, beginning of year                  $113.74       $104.90       $107.39        $103.73        $106.58        $105.18
                                            --------------------------------------------------------------------------------------
                                            --------------------------------------------------------------------------------------

Unit value, end of year                        $189.94       $127.16       $112.63        $105.23        $137.83        $151.78
                                            --------------------------------------------------------------------------------------
                                            --------------------------------------------------------------------------------------

Number of units outstanding,
   beginning of year                            13,238        12,247         5,767          5,701          4,268          5,951

Net contract purchase payments                  18,545        14,652         9,996          5,935          8,077          7,199

Withdrawals                                     (6,401)       (5,764)       (3,651)        (2,105)        (2,931)        (2,276)

Transfers between Separate
   Account VUL-2 divisions, net                 15,374         9,021         9,372          6,026          4,767          7,442
                                            --------------------------------------------------------------------------------------
Number of units outstanding,
   end of year                                  40,756        30,156        21,484         15,557         14,181         18,316
                                            --------------------------------------------------------------------------------------
                                            --------------------------------------------------------------------------------------


*Formerly known as MFS Value Division

5.   REMUNERATION OF MANAGEMENT

     The Account incurs no liability for payments to directors, members of advisory boards, officers or any other person who might provide a service for the Account, except as described in Note 3.

6.   YEAR 2000 (unaudited)

     INTERNAL SYSTEMS. American Franklin's ultimate parent, American General Corporation ("AGC"), has numerous technology and non-technology systems that are managed on a decentralized basis. AGC's Year 2000 readiness efforts have been performed by its key business units with centralized oversight. Each business unit, including American Franklin, executed a plan to minimize the risk of a significant negative impact on its operations.

     While the specifics of the plans varied, the plans included the following activities: (1) perform an inventory of American Franklin's information technology and non-information technology systems; (2) assess which items in the inventory may expose American Franklin to business interruptions due to Year 2000 issues; (3) reprogram or replace systems that are not Year 2000 ready; (4) test systems to prove that they will function into the next century; and (5) return the systems to operations. As of December 31, 1999, these activities had been completed, making American Franklin's critical systems Year 2000 ready.

THE AMERICAN FRANKLIN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VUL-2
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 1999



     American Franklin continued to test its systems throughout 1999 to maintain Year 2000 readiness. In addition, American Franklin implemented plans for the century transition. These plans included a freeze on system modifications from November 1999 through January 2000, the creation of rapid response teams to address problems and limiting vacations for certain business and technical personnel. In addition, AGC established Y2K command centers in Houston and each of its locations across the country. Each command center monitored all major business processing activities during the century transition and reported progress to the Houston command center which coordinated AGC's nationwide Year 2000 effort. The command centers continued to operate 24 hours a day until January 7, 2000.

     On January 1, 2000, AGC announced that its Year 2000 command centers reported that all major technology systems, programs, and applications were operating smoothly following the transition into the 21st century. As of February 9, 2000, American Franklin has experienced no interruptions to normal business operations, including the processing of customer account data and transactions. American Franklin will continue to monitor its technology systems and maintain quality customer service throughout the transition period.

     THIRD PARTY RELATIONSHIPS. American Franklin has relationships with various third parties who must also be Year 2000 ready. These third parties provide (or receive) resources and services to (or from) American Franklin and include organizations with which American Franklin exchanges information. Third parties include vendors of hardware, software, and information services; providers of infrastructure services such as voice and data communications and utilities for office facilities; investors; customers; distribution channels; and joint venture partners. Third parties differ from internal systems in that American Franklin exercises less, or no, control over such parties' Year 2000 readiness.

     American Franklin developed plans to assess and mitigate the risks associated with the potential failure of third parties to achieve Year 2000 readiness. These plans included the following activities: (1) identify and classify third party dependencies; (2) research, analyze, and document Year 2000 readiness for critical third parties; and (3) test critical hardware and software products and electronic interfaces, and, where feasible, American Franklin has taken reasonable precautions to protect against the receipt of non-Year 2000 ready data. Where necessary, critical third party dependencies have been included in American Franklin's contingency plans.

     CONTINGENCY PLANS. American Franklin's contingency planning process was designed to reduce the risk of Year 2000-related business failures related to both internal systems and third party relationships. The contingency plans included the following activities: (1) evaluate the consequences of failure of critical business processes with significant exposure to Year 2000 risk; (2) determine the probability of a Year 2000-related failure for those critical processes that have a high consequence of failure; (3) develop an action plan to complete contingency plans for critical processes that rank high in consequence and probability of failure; and (4) complete the applicable contingency plans. The contingency plans were tested and updated throughout 1999.

THE AMERICAN FRANKLIN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VUL-2
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 1999

     RISKS AND UNCERTAINTIES. Based on the Year 2000 readiness of internal systems, century transition plans, plans to deal with third party relationships, contingency plans and the reports from the AGC command centers described above, American Franklin believes that American Franklin will experience at most isolated and minor disruptions of business processes due to the Year 2000 transition. Such disruptions are not expected to have a material effect on American Franklin's future results of operations, liquidity, or financial condition. However, due to the magnitude and complexity of this project, risks and uncertainties exist and American Franklin is not able to predict a most reasonably likely worst case scenario. If Year 2000 readiness is not achieved due to American Franklin's failure to maintain critical systems as Year 2000 ready, failure of critical third parties to achieve Year 2000 readiness on a timely basis, failure of contingency plans to reduce Year 2000-related business failures, or other unforeseen circumstances in completing American Franklin's plans, the Year 2000 issues could have a material adverse impact on American Franklin's operations following the turn of the century.

     COSTS. Through December 31, 1999, American Franklin has incurred, and anticipates that it will continue to incur, costs relative to achieving and maintaining Year 2000 readiness. The cost of activities related to Year 2000 readiness has not had a material adverse effect on American Franklin's results of operations or financial condition. In addition, American Franklin has elected to accelerate the planned replacement of certain systems as part of the Year 2000 plans. Costs of the replacement systems are being capitalized and amortized over their useful lives, in accordance with American Franklin's normal accounting policies. None of the costs associated with Year 2000 readiness are passed to divisions of the Account.

                         REPORT OF INDEPENDENT AUDITORS


Board of Directors
The American Franklin Life Insurance Company
Policyowners of Separate Account VUL-2

We have audited the accompanying statement of net assets of Separate Account VUL-2 (comprising, respectively, the VIP Money Market, VIP Equity-Income, VIP Growth, VIP Overseas, VIP High Income, VIPII Investment Grade Bond, VIPII Asset Manager, VIPII Index 500, VIPII Asset Manager: Growth, VIPII Contrafund, MFS Emerging Growth, MFS Research, MFS Growth With Income, MFS Total Return, MFS Utilities, and MFS Capital Opportunities (formerly MFS Value) Divisions) as of December 31, 1999, and the related statement of operations for the year then ended and the statement of changes in net assets for each of the two years then ended for the VIP Money Market, VIP Equity-Income, VIP Growth, VIP Overseas, VIP High Income, VIPII Investment Grade Bond, VIPII Asset Manager, VIPII Index 500, VIPII Asset Manager: Growth and VIPII Contrafund Divisions and the related statement of operations for the year then ended and the statement of changes in net assets for the MFS Emerging Growth, MFS Research, MFS Growth with Income, MFS Total Return, MFS Utilities, and MFS Capital Opportunities (formerly MFS Value) Divisions for the year ended December 31, 1999 and for the period from May 1, 1998 (date of inception) to December 31, 1998. These financial statements are the responsibility of Separate Account VUL-2 management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1999 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the respective Divisions constituting Separate Account VUL-2 at December 31, 1999, and the results of their operations and changes in net assets for the periods referred to above in conformity with accounting principles generally accepted in the United States.

                                                /s/ Ernst & Young LLP



Chicago, Illinois
February 9, 2000